Report of Directors Corporate Governance - Assessment of LTI awards (Details) $ in Billions	12 Months Ended	36 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
CET1 capital ratio	14.90%	14.90%
Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	16.00%
Long-term incentive awards | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	14.00%
Long-term incentive awards | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin	18.00%
Average RoTE with CET1 underpin | Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)	40.00%
2022 LTI Award | Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin		14.60%
Average RoTE target with CET1 underpin		9.50%
Average RoTE assessment with CET1 underpin		100.00%
Average RoTE outcome with CET1 underpin		25.00%
Capital reallocation to Asia (with CET1 underpin)		43.70%
Capital reallocation to Asia target (with CET1 underpin)		48.00%
Capital reallocation to Asia assessment (with CET1 underpin)		0.00%
Capital reallocation to Asia outcome (with CET1 underpin)		0.00%
Carbon reduction (own emissions)		66.10%
Carbon reduction target (own emissions)		56.00%
Carbon reduction assessment (own emissions)		100.00%
Carbon reduction outcome (own emissions)		12.50%
Sustainable finance and investment		$ 394
Sustainable finance and investment target		$ 340
Sustainable finance and investment assessment		100.00%
Sustainable finance and investment outcome		12.50%
Relative TSR assessment		100.00%
Relative TSR outcome		25.00%
Total		75.00%
2022 LTI Award | Long-term incentive awards | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin		8.00%
Capital reallocation to Asia (with CET1 underpin)		46.00%
Carbon reduction (own emissions)		52.00%
Sustainable finance and investment		$ 285
2022 LTI Award | Long-term incentive awards | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
RoTE with CET1 capital ratio underpin		11.00%
Capital reallocation to Asia (with CET1 underpin)		50.00%
Carbon reduction (own emissions)		60.00%
Sustainable finance and investment		$ 370
2022 LTI Award | Average RoTE with CET1 underpin | Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)		25.00%
2022 LTI Award | Capital reallocation to Asia | Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)		25.00%
2022 LTI Award | Transition to net zero | Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)		25.00%
2022 LTI Award | Relative TSR | Long-term incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measures (weighting)		25.00%